LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
LOSS PER SHARE
Schedule of basic and diluted loss per share

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Numerator:
Net loss	(17,604)	(275,597)	(37,476)	(5,742)
Accretion to redemption value of contingently redeemable ordinary shares (Note 11)	—	(821)	(10,792)	(1,654)
Net loss attributable to ordinary shareholders-basic and diluted	(17,604)	(276,418)	(48,268)	(7,396)
Denominator:
Weighted average number of shares outstanding-basic and diluted	160,000,000	181,427,603	226,339,320	226,339,320
Basic and diluted loss per share	(0.11)	(1.52)	(0.21)	(0.03)